Shareholder Report, Average Annual Return (Details) 197243_Pzena Small Cap Value Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	118 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	11.62%	7.26%	7.90%
Russell 2000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	23.34%	5.05%	10.22%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Total Return
Average Annual Return, Percent	24.95%	7.67%	9.79%